Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 686,400	$ 745,165
Total cost of revenue	461,606	576,066
Gross margin	224,794	169,099
Operating expenses:
General and administrative	267,895	34,471
General and administrative- related party	158,500	4,800
Commissions - related party	25,562	28,655
Professional fees	211,192	69,040
Total operating expenses	663,149	136,966
(Loss) / income from operations	(438,355)	32,133
Other expense:
Interest expense	(4,451)
Total other expense	(4,451)
(Loss) / income before provision for income taxes	(442,806)	32,133
Provision for income taxes		(6,748)
Net (loss) / income	$ (442,806)	$ 25,385
(Loss) / income per share, basic and diluted (in dollars per share)	$ (0.02)	$ 0
Weighted average shares outstanding, basic and diluted (in shares)	17,773,836	15,101,877
Related Party [Member]
Total revenue		$ 163,980
Total cost of revenue		129,636
Revenue [Member]
Total revenue	686,400	581,185
Cost Of Revenue [Member]
Total revenue	$ 461,606	$ 446,430